As filed with the Securities and Exchange Commission on November 17, 2006

Registration No. 2-96408

811-4254

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 76

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 77

LEGG MASON PARTNERS INCOME FUNDS

(exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of Principal Executive Offices)

(800) 451-2010

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel

Secretary

Legg Mason Partners Income Funds

300 First Stamford Place

Stamford, CT 06902

(Name and Address of agent for service)

With copies to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher

787 Seventh Avenue

New York, NY 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on November 30, 2006 pursuant to paragraph (b) of Rule 485.

*	This filing relates solely to Legg Mason Partners Convertible Fund, Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Dividend and Income Fund, Legg Mason Partners Exchange Reserves Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Total Return Bond Fund

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-96408) and Amendment No. 76 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-4254) pursuant to Rule 485(a) on September 20, 2006 (Accession Number 0001193125-06-194022) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 30, 2006.

PART C-Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

(a)(1) The Registrant’s First Amended and Restated Master Trust Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated herein by reference to Post-Effective Amendment No. 36.

(2) Amendment to the Registrant’s Master Trust Agreement dated June 12, 1998 is incorporated herein by reference to Post-Effective Amendment No. 52.

(3) Amendment to the Registrant’s Master Trust Agreement dated April 7, 2003 is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Amendment to the Registrant’s Master Trust Agreement dated May 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 64.

(5) Amendment to the Registrant’s Master Trust Agreement dated May 14, 2003 is incorporated herein by reference to Post-Effective Amendment No. 64.

(6) Amendment Number 9 to the Registrant’s Master Trust Agreement dated September 29, 2003 is incorporated herein by reference to Post-Effective Amendment No. 67.

(7) Amendment Number 10 to the Registrant’s Master Trust Agreement dated April 29, 2004 is incorporated herein by reference to Post-Effective Amendment No. 67.

(8) Amendment Number 11 and Number 12 to the Registrant’s Master Trust Agreement dated April 7, 2006 and November __, 2006, respectively, to be filed by amendment.

(b)(1) The Registrant’s By-Laws are incorporated herein by reference to the Registration Statement.

(2) Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated herein by reference to Post-Effective Amendment No. 63.

(c) (1) The Registrant’s form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest of Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund) are incorporated herein by reference to Post-Effective Amendment No. 34.

(d) (1) Transfer of Investment Advisory Agreements between the Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund (formerly Smith Barney Utilities Fund), Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund (formerly Smith Barney Tax-Exempt Income Fund) and Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(2) Investment Advisory Agreement between Registrant and Smith Barney Strategy Advisers Inc. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(3) Sub-Investment Advisory Agreement among the Registrant, Smith Barney Strategy Advisers, Inc. and Boston Partners Asset Management, L.P. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(4) Sub-Investment Advisory Agreement between the Registrant and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 40.

(5) Form of Transfer and Assumption of Advisory Agreement is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement.

(6) Sub-Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc. with respect to Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 54.

(7) Sub-Investment Advisory Agreement between the Registrant and Salomon Brothers Asset Management Inc. with respect to Smith Barney Convertible Fund is incorporated by reference to the Post-Effective Amendment No. 56.

(8) Management Agreement between the Registrant and Smith Barney Fund Management LLC relating to Legg Mason Partners Total Return Bond Fund dated October 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 73.

(9) Sub-Investment Advisory Agreement between the Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 74.

(10) Management Agreement between the Registrant and Smith Barney Fund Management LLC relating to Legg Mason Partners Capital and Income Fund dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

(11) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners Convertible Fund is incorporated herein by reference to Post-Effective Amendment No. 74.

(12) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners Diversified Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 74.

(13) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason partners Municipal High Income Fund is incorporated herein by reference to Post-Effective Amendment No. 74.

(14) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners Dividend and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 74.

(15) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason partners Core Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 74.

(16) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners High Income Fund is incorporated herein by reference to Post-Effective Amendment No. 74.

(17) Management Agreement between the Registrant and SBFM dated December 1, 2005 relating to Legg Mason Partners Exchange Reserves to be filed by amendment.

(18) Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006, with respect to Legg Mason Partners Dividend and Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(19) Management Agreement between the Registrant and Legg LMPFA dated August 1, 2006, with respect to Legg Mason Partners Convertible Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(20) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(21) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners Exchange Reserve Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(22) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners High Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(23) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners Municipal High Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(24) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason Partners Core Bond Fund) is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(25) Management Agreement between the Registrant and LMPFA dated August 1, 2006, with respect to Legg Mason Partners Capital and Income Fund to be filed by amendment.

(26) Subadvisory Agreement between the Registrant and Western Asset Management Company (“WAM”) dated August 1, 2006, with respect to Legg Mason Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(27) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners Dividend and Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(28) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners Exchange Reserve Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(29) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners High Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(30) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners Municipal High Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(31) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason Partners Core Bond Fund) is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(32) Subadvisory Agreement between the Registrant and WAM dated August 1, 2006, with respect to Legg Mason Partners Capital and Income Fund to be filed by amendment.

(33) Subadvisory Agreement between the Registrant and CAM North America, LLC (“CAM N.A.”) dated August 1, 2006, with respect to Legg Mason Partners Dividend and Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(34) Subadvisory Agreement between the Registrant and CAM N.A. dated August 1, 2006, with respect to Legg Mason Partners Convertible Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(35) Subadvisory Agreement between the Registrant and CAM N.A. dated August 1, 2006, with respect to Legg Mason Partners Capital and Income Fund to be filed by amendment.

(36) Subadvisory Agreement between the Registrant and Western Asset Management Company Limited (“WAML”) dated August 1, 2006, with respect to Legg Mason Partners Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(e)(1) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated herein by reference to Post-Effective Amendment No. 40.

3

(2) Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 43.

(3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated herein by reference to Post-Effective Amendment No. 52.

(4) Selling Group Agreement is incorporated herein by reference to Post-Effective Amendment No. 54.

(5) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated herein by Reference to Post-Effective Amendment No. 58.

(6) Form of Distribution Agreement between the Registrant and PFS Distributors Inc. is incorporated herein by Reference to Post-Effective Amendment No. 58.

(7) Amended Distribution Agreement between the Registrant and PFS Distributors Inc. (“PFS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

(8) Amendment to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

(9) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(f) Not Applicable.

(g)(1) Custodian Agreement between the Registrant and PNC Bank, National Association (“PNC Bank”) is incorporated herein by reference to Post-Effective Amendment No. 41.

(2) A form of Custodian Agreement between the Registrant and Chase Manhattan Bank is incorporated herein by reference to Post-Effective Amendment No. 43.

(3) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Custodian Agreement with State Street Bank and Trust Company dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(h)(1) Administration Agreement between the Registrant and MMC is incorporated herein by reference to Post-Effective Amendment No. 40.

(2) Amended Administration Agreements dated October 1, 2005 between the Registrant and SBFM is incorporated herein by reference to Post-Effective Amendment No. 73.

(3) Transfer Agency and Registrar Agreement between the Registrant and First Data Investor Services Group, Inc., (formerly The Shareholder Services Group, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 40.

(4) Transfer Agency and Services Agreement between the Registrant and Citi Fiduciary Trust is incorporated herein by Reference to Post-Effective Amendment No. 58.

(5) Sub-Transfer Agency and Services Agreement between the Registrant and PFPC Global Fund Services is incorporated herein by Reference to Post-Effective Amendment No. 58.

(6) Sub-Transfer Agency and Services Agreement between the Registrant and PFS Shareholder is incorporated herein by Reference to Post-Effective Amendment No. 59.

(7) Transfer Agency and Services Agreement with PFPC, Inc. dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(8) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(9) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(i) To be filed by amendment.

(j) (1) Consents of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated April 12, 2006 incorporated herein by reference to Post-Effective Amendment No. 74.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Balanced Fund, Legg Mason Partners Convertible Fund, Legg Mason Partners Income Fund, Legg Mason Partners Total Return Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Reserve Fund are incorporated herein by reference to Post-Effective Amendment No. 40.

(2) Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 67.

(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58.

(4) Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 64.

(5) Form of Amended Shareholder Services and Distribution Plan (relating to Class A, B, C and Y shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

(n)(1) Amended Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 52.

(2) Rule 18f-3(d) Multiple Class Plan for Legg Mason Partners Convertible Fund and Legg Mason Partners Capital and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 64.

(3) Amended Rule 18f-3(d) Multiple Class Plan dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(o)	Not Applicable.

(p)(1) Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 57.

(2) Code of Ethics of Salomon Smith Barney is incorporated herein by reference to Post-Effective Amendment No. 63.

(3) Code of Ethics of PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63.

(4) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(5) Code of Ethics of LMIS dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(6) Code of Ethics of WAM as of February, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

(7) Code of Ethics of WAML as of February, 2005 is incorporated by reference to Post-Effective Amendment No. 75 filed on September 20, 2006.

Item 24. Persons Controlled by or Under Common Control with the Registrant

None.

Item 25. Indemnification

Response to this item is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2.

Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, paragraph 9 of the Distribution Agreement between the Registrant and LMIS and paragraph 7 of the Amendment of Distribution Agreement between the Registrant and PFS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser

(a)Investment Adviser – LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) WAM was organized under the laws of the State of California as a company. WAM is an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

WAM is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAM pursuant to the Advisers Act (SEC File No. 801-8162).

Subadviser — Western Asset Management Co Ltd (“WAML”) WAML was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

WAML is registered as an investment adviser under the Advisers Act. The list required by this Item 26 of officers and directors of WAML together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of FORM ADV filed by WAML pursuant to the Advisers Act (SEC File No. 801-21068).

Subadviser — CAM N.A. was formed in 2005 under the laws of the State of Delaware as a limited liability company. CAM N.A. is a direct wholly-owned subsidiary of Legg Mason.

CAM N.A. is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of CAM N.A. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by CAM N.A. pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust. II, CitiFunds Trust. I, Salomon Funds Trust., Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust., Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Legg Mason Partners Variable Portfolios I Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust., Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipal Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Investment Trust, Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Variable Portfolios III, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds:

Legg Mason Partners Trust II

CitiFunds Trust I

Salomon Funds Trust

Legg Mason Partners Variable Portfolios V

CitiFunds Premium Trust

CitiFunds Institutional Trust

CitiFunds Trust III

Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Portfolio IV

Legg Mason Partners Investment Series

Consulting Group Capital Markets Funds

High Income Opportunity Fund Inc.

Intermediate Muni Fund, Inc.

Legg Mason Partners Small Cap Core Fund, Inc.

Legg Mason Partners Investment Trust

Real Estate Income Fund Inc.

Managed High Income Portfolio Inc.

Managed Municipals Portfolio Inc.

Municipal High Income Portfolio Inc.

Citigroup Investments Corporate Loan Fund Inc.

Zenix Income Fund Inc.

Salomon Brothers Capital Fund Inc.

Salomon Brothers Investors Value Fund Inc.

Salomon Brothers Fund Inc.

Salomon Brothers Institutional Series Fund Inc.

Salomon Brothers Series Funds Inc.

Legg Mason Partners Variable Portfolios I

Salomon Brothers Opportunity Fund Inc.

Salomon Brothers 2008 Worldwide Government Term Trust

Salomon Brothers High Income Fund Inc.

Salomon Brothers High Income Fund II Inc.

Salomon Brothers Emerging Markets Income Fund Inc.

Salomon Brothers Emerging Markets Income Fund II Inc.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Salomon Brothers Global High Income Fund Inc.

Salomon Brothers Emerging Markets Debt Fund Inc.

Salomon Brothers Capital and Income Fund Inc.

Salomon Brothers Inflation Management Fund Inc.

Salomon Brothers Variable Rate Strategic Fund Inc.

Salomon Brothers Global Partners Income Fund Inc.

Salomon Brothers Municipal Partners Fund Inc.

Salomon Brothers Municipal Partners Fund II Inc.

Legg Mason Partners Variable Portfolios II

Legg Mason Partners Adjustable Rate Income Fund

Legg Mason Partners Aggressive Growth Fund, Inc.

Legg Mason Partners Appreciation Fund, Inc.

Legg Mason Partners California Municipals Fund, Inc.

Legg Mason Partners Equity Funds

Legg Mason Partners Fundamental Value Fund, Inc.

Legg Mason Partners Funds, Inc.

Legg Mason Partners Income Funds

Smith Barney Institutional Cash Management Fund, Inc.

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Massachusetts Municipal Fund

Legg Mason Partners New Jersey Municipals Fund, Inc.

Smith Barney Money Funds, Inc.

Legg Mason Partners Municipal Funds

Smith Barney Municipal Money Market Fund, Inc.

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners World Funds, Inc.

Legg Mason Partners Sector Series Inc.

Legg Mason Partners Variable Portfolios III

Legg Mason Cash Reserve Trust, Inc.

Legg Mason Charles Street Trust, Inc.

Legg Mason Global Trust, Inc.

Legg Mason Growth Trust, Inc.

Legg Mason Income Trust, Inc.

Legg Mason Investment Trust, Inc.

Legg Mason Investors Trust, Inc.

Legg Mason Light Street Trust, Inc.

Legg Mason Special Investment Trust, Inc.

Legg Mason Tax Exempt Trust, Inc.

Legg Mason Tax-Free Income Fund

Legg Mason Value Trust, Inc.

Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this. Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve—Managing Director

Mark R. Fetting—Managing Director

D. Stuart Bowers—Vice President

W. Talbot Daley—Vice President

Thomas J. Hirschmann—Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c)	Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant’s Investment Manager:

(1)	c/o Legg Mason Partners Fund Advisor, LLC

   399 Park Avenue

   New York, NY 10022

With respect to the Registrant’s Subadvisers:

(2)	c/o Western Asset Management Company

   399 Park Avenue

   New York, NY 10022

(3)	c/o Western Asset Management Company Limited

   399 Park Avenue

   New York, NY 10022

(4)	c/o CAM North America, LLC

   399 Park Avenue

   New York, NY 10022

With respect to the Registrant’s Custodian:

(5)	State Street Bank & Trust Company

   225 Franklin Street

   Boston, MA 02110

With respect to the Registrant’s Transfer Agent:

(6)	PFPC, Inc.

   P.O. Box 9699

   Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(7)	Citigroup Global Markets Inc.

   388 Greenwich Street

   New York, New York 10013

(8)	PFS Investments, Inc.

   3120 Breckinridge Blvd

   Duluth, GA 30099-0062

(9)	Legg Mason Investor Services, LLC

   100 Light Street

Baltimore, MD 21202

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of November, 2006

LEGG MASON PARTNERS INCOME FUNDS, on behalf of its series

Legg Mason Partners Convertible Fund, Legg Mason Partners Diversified

Strategic Income Fund, Legg Mason Partners Dividend and Income Fund,

Legg Mason Partners Exchange Reserves Fund, Legg Mason Partners

High Income Fund and Legg Mason partners Municipal High Income

Fund, and Legg Mason Partners Total Return Bond Fund

/s/ R. Jay Gerken
R. Jay Gerken President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Chairman of the Board and Chief Executive Officer

/s/ Robert Brault Robert Brault	Treasurer and Chief Financial Officer

/s/ Lee Abraham* Lee Abraham	Trustee

/s/ Donald R. Foley* Donald R. Foley	Trustee

/s/ Jane Dasher* Jane Dasher	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Paul Hardin* Paul Hardin	Trustee

/s/ Roderick C. Rasmussen* Roderick C. Rasmussen	Trustee

/s/ John P. Toolan* John P. Toolan	Trustee

By:	/s/ R. Jay Gerken
R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.